Stock-Based Compensation - Valuation Assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Proceeds from the exercise of stock options	$ 467	$ 126	$ 1,148	$ 552	$ 180
Unrecognized stock-based compensation	$ 14,855
Recognition period for unrecognized share-based compensation	2 years 4 months 17 days
Share-based compensation expense	$ 4,842	$ 4,831
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate			1.95%	2.80%
Expected term (in years)			6 years 7 days	6 years 1 month 10 days
Expected volatility			41.48%	41.98%
Weighted average grant date fair value per share			$ 0.72	$ 0.54
Proceeds from the exercise of stock options			$ 1,148	$ 552
Aggregate intrinsic value of stock options exercised			3,406	2,234
Grant date fair value of stock options vested			9,803	7,334	3,351
Unrecognized stock-based compensation			$ 19,769
Recognition period for unrecognized share-based compensation			2 years 11 days
Share-based compensation expense			$ 17,614	7,210	4,500
LTIP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense			5,236	0	0
PSP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense			$ 5,221	$ 0	$ 0